Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Funds that invest in U.S. Treasury Securities	$ 22,181,952	$ 47,264,548
Forward Purchase Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement	177,000	331,777
Non Redemption Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Non Redemption Agreement	64,264
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Funds that invest in U.S. Treasury Securities	22,181,952	47,264,548
Level 1 [Member] | Forward Purchase Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement
Level 1 [Member] | Non Redemption Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Non Redemption Agreement
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Funds that invest in U.S. Treasury Securities
Level 2 [Member] | Forward Purchase Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement
Level 2 [Member] | Non Redemption Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Non Redemption Agreement
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Funds that invest in U.S. Treasury Securities
Level 3 [Member] | Forward Purchase Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement	177,000	$ 331,777
Level 3 [Member] | Non Redemption Agreement [Member]
Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Non Redemption Agreement	$ 64,264